Credit Quality Assessment (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014 Number	Dec. 31, 2013 Number
Trouble Debt Restructured Loans [Line Items]
Number of Loans	1	7	6
Non-Accrual Status	$ 594	$ 1,031	$ 861
Number of Loans	3	1	0
Accrual Status	2,625	226	0
Total TDR's	3,219	1,257	861
Residential Real Estate First Lien [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	0	1
Non-Accrual Status	0	308
Number of Loans	1	0
Accrual Status	301	0
Total TDR's	301	308
Commercial Real Estate Non Owner Occupied [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	1		0
Non-Accrual Status	594		0
Number of Loans	1		0
Accrual Status	2,100		0
Total TDR's	2,694		0
Commercial Loan [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans	0	6	6
Non-Accrual Status	0	723	861
Number of Loans	1	1	0
Accrual Status	224	226	0
Total TDR's	224	949	861
Residential Real Estate Junior Lien [Member]
Trouble Debt Restructured Loans [Line Items]
Number of Loans		0
Non-Accrual Status		0
Number of Loans		0
Accrual Status		0
Total TDR's		$ 0